iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
AeroVironment, Inc.
(a)
...................... 9,616 $ 898,231
BWX Technologies, Inc. .................... 47,796 2,883,055
Curtiss-Wright Corp.
(a)
...................... 17,725 2,801,613
Ducommun, Inc.
(a)
........................ 17,015 696,934
Hexcel Corp. ............................ 49,818 3,436,944
Kaman Corp. , Class A ...................... 30,380 631,296
Kratos Defense & Security Solutions, Inc.
(a)
....... 63,529 834,771
Leonardo DRS, Inc.
(a) (b)
..................... 44,471 671,512
Mercury Systems, Inc.
(a)
.................... 38,553 1,564,866
Moog, Inc. , Class A ....................... 21,936 2,132,399
Rocket Lab USA, Inc.
(a)
..................... 146,188 669,541
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 26,182 696,179
V2X, Inc.
(a)
............................. 20,358 839,768
Virgin Galactic Holdings, Inc.
(a) (b)
............... 158,416 548,119
Woodward, Inc. .......................... 16,811 1,772,048
21,077,276
a
Air Freight & Logistics  —  0 .2%
GXO Logistics, Inc.
(a) (b)
..................... 48,921 2,735,662
Hub Group, Inc. , Class A
(a)
................... 9,222 678,371
3,414,033
a
Automobile Components  —  1 .0%
Adient PLC
(a)
............................ 19,136 644,692
Autoliv, Inc. ............................. 9,120 743,280
Dana, Inc. .............................. 77,376 995,829
Dorman Products, Inc.
(a) (b)
................... 8,637 708,666
Fox Factory Holding Corp.
(a) (b)
................ 8,956 796,367
Gentex Corp. ........................... 26,985 708,626
Gentherm, Inc.
(a)
......................... 18,291 1,005,273
Goodyear Tire & Rubber Co. (The)
(a)
............ 57,905 795,036
LCI Industries
(a)
.......................... 18,124 1,958,117
Luminar Technologies, Inc. , Class A
(a) (b)
.......... 108,570 739,362
Modine Manufacturing Co.
(a)
................. 47,809 1,304,707
QuantumScape Corp. , Class A
(a) (b)
............. 112,424 729,632
Visteon Corp.
(a)
.......................... 15,565 2,079,173
XPEL, Inc.
(a) (b)
........................... 12,198 840,076
14,048,836
a
Automobiles  —  0 .5%
Fisker, Inc. , Class A
(a) (b)
..................... 111,257 698,694
Harley-Davidson, Inc.
(a)
..................... 93,671 2,914,105
Thor Industries, Inc. ....................... 23,286 1,822,595
Winnebago Industries, Inc. .................. 27,844 1,549,240
Workhorse Group, Inc.
(a)
.................... 87,291 73,386
7,058,020
a
Banks  —  5 .6%
Amalgamated Financial Corp. ................ 67,420 958,712
Ameris Bancorp .......................... 32,264 1,018,252
Associated Banc-Corp. ..................... 79,351 1,175,188
Atlantic Union Bankshares Corp. .............. 68,658 1,754,898
Banc of California, Inc.
(a)
.................... 45,603 487,496
Bank of Hawaii Corp. ...................... 37,529 1,469,260
Bank OZK ............................. 72,305 2,500,307
Banner Corp. ........................... 26,994 1,168,030
Berkshire Hills Bancorp, Inc. ................. 24,215 495,197
BOK Financial Corp. ....................... 14,512 1,180,116
Byline Bancorp, Inc. ....................... 47,042 833,584
Cadence Bank
(a)
......................... 69,173 1,242,347
Cambridge Bancorp ....................... 16,318 824,712
Camden National Corp. .................... 27,024 797,478
Columbia Banking System, Inc. ............... 137,289 2,749,899
Security Shares Value
a
Banks (continued)
Comerica, Inc. ........................... 71,668 $ 2,587,215
Community Bank System, Inc.
(a)
............... 24,047 1,188,884
East West Bancorp, Inc. .................... 69,806 3,340,217
Eastern Bankshares, Inc.
(a)
.................. 72,441 785,985
Enterprise Financial Services Corp.
(a)
........... 30,069 1,221,403
First Financial Bancorp ..................... 53,466 1,013,715
First Financial Bankshares, Inc.
(a)
.............. 33,316 862,884
First Hawaiian, Inc. ....................... 88,197 1,454,369
First Interstate BancSystem, Inc. , Class A ........ 95,990 2,116,580
FNB Corp.
(a)
............................ 134,232 1,475,210
Fulton Financial Corp. ...................... 120,697 1,346,979
Glacier Bancorp, Inc. ...................... 101,911 2,937,075
Hancock Whitney Corp.
(a)
................... 52,812 1,929,222
Hanmi Financial Corp. ..................... 28,847 415,397
Independent Bank Corp. .................... 60,805 1,463,118
International Bancshares Corp. ............... 23,648 1,010,243
National Bank Holdings Corp. , Class A .......... 27,259 815,862
NBT Bancorp, Inc. ........................ 21,610 725,016
New York Community Bancorp, Inc. ............ 176,349 1,812,868
OceanFirst Financial Corp. .................. 58,530 831,126
Old National Bancorp ...................... 188,413 2,340,089
Pinnacle Financial Partners, Inc. ............... 43,493 2,115,934
Popular, Inc. ............................ 19,462 1,112,837
Renasant Corp.
(a)
......................... 25,511 666,347
Sandy Spring Bancorp, Inc. .................. 42,754 895,269
ServisFirst Bancshares, Inc. ................. 19,213 774,284
Southside Bancshares, Inc. .................. 24,102 638,703
SouthState Corp. ......................... 31,864 1,992,137
Synovus Financial Corp.
(a)
................... 119,230 3,229,941
Texas Capital Bancshares, Inc.
(a) (b)
............. 17,117 809,634
Trustmark Corp. ......................... 23,223 484,896
UMB Financial Corp. ...................... 41,699 2,361,831
United Bankshares, Inc.
(a)
................... 45,949 1,351,820
United Community Banks, Inc.
(a)
............... 34,109 771,204
Valley National Bancorp
(a)
................... 261,188 1,927,567
Veritex Holdings, Inc. ...................... 17,743 306,422
Western Alliance Bancorp
(b)
.................. 48,693 1,650,693
Wintrust Financial Corp. .................... 12,823 815,158
WSFS Financial Corp. ..................... 11,214 374,996
Zions Bancorp NA ........................ 87,411 2,385,446
74,994,052
a
Beverages  —  0 .2%
Celsius Holdings, Inc.
(a) (b)
.................... 14,268 1,791,062
MGP Ingredients, Inc.
(b)
..................... 6,499 617,795
2,408,857
a
Biotechnology  —  5 .5%
ACADIA Pharmaceuticals, Inc.
(a)
............... 27,597 648,530
Akero Therapeutics, Inc.
(a)
................... 14,830 661,121
Alector, Inc.
(a)
........................... 90,553 673,714
Alkermes PLC
(a)
.......................... 57,731 1,670,158
AnaptysBio, Inc.
(a) (b)
....................... 35,742 682,672
Anavex Life Sciences Corp.
(a) (b)
............... 73,126 675,684
Apellis Pharmaceuticals, Inc.
(a)
................ 24,897 2,137,407
Arcellx, Inc.
(a)
........................... 16,360 722,294
Arcturus Therapeutics Holdings, Inc.
(a)
........... 25,562 698,865
Arcutis Biotherapeutics, Inc.
(a) (b)
............... 71,815 539,331
Arrowhead Pharmaceuticals, Inc.
(a)
............. 32,262 1,110,135
Aurinia Pharmaceuticals, Inc.
(a)
................ 64,098 574,318
Avid Bioservices, Inc.
(a)
..................... 46,405 716,957
Avidity Biosciences, Inc.
(a)
................... 62,731 666,203
Beam Therapeutics, Inc.
(a)
................... 20,118 641,764
Biohaven Ltd.
(a)
.......................... 48,339 846,416

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Blueprint Medicines Corp.
(a)
.................. 12,639 $ 714,356
Bridgebio Pharma, Inc.
(a)
.................... 49,316 676,616
Celldex Therapeutics, Inc.
(a)
.................. 20,990 667,482
Cerevel Therapeutics Holdings, Inc.
(a)
........... 26,927 877,820
Chinook Therapeutics, Inc.
(a)
................. 32,485 785,812
Crinetics Pharmaceuticals, Inc.
(a)
.............. 30,799 672,342
CRISPR Therapeutics AG
(a) (b)
................. 34,136 2,186,069
Cytokinetics, Inc.
(a)
........................ 29,987 1,130,210
Denali Therapeutics, Inc.
(a)
.................. 44,564 1,346,724
Dynavax Technologies Corp.
(a) (b)
............... 63,503 725,839
Editas Medicine, Inc.
(a)
..................... 73,805 677,530
Exelixis, Inc.
(a)
........................... 71,709 1,382,550
Geron Corp.
(a)
........................... 221,223 723,399
Halozyme Therapeutics, Inc.
(a)
................ 47,748 1,548,468
Ideaya Biosciences, Inc.
(a)
................... 39,486 901,860
ImmunoGen, Inc.
(a)
........................ 69,466 947,516
Immunovant, Inc.
(a) (b)
....................... 31,866 669,505
Inovio Pharmaceuticals, Inc.
(a)
................ 73,408 43,942
Insmed, Inc.
(a)
........................... 34,728 660,874
Intellia Therapeutics, Inc.
(a) (b)
................. 31,752 1,183,080
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 16,882 690,474
Iovance Biotherapeutics, Inc.
(a)
................ 92,773 810,836
IVERIC bio, Inc.
(a)
......................... 49,657 1,874,552
Karuna Therapeutics, Inc.
(a)
.................. 11,918 2,700,023
Keros Therapeutics, Inc.
(a)
................... 14,080 673,869
Krystal Biotech, Inc.
(a) (b)
..................... 9,227 1,087,402
Kura Oncology, Inc.
(a)
...................... 53,452 711,981
Kymera Therapeutics, Inc.
(a) (b)
................ 23,004 677,238
Madrigal Pharmaceuticals, Inc.
(a)
.............. 3,997 1,112,805
MannKind Corp.
(a)
........................ 147,431 684,080
Merus NV
(a)
............................. 31,802 690,739
Mirati Therapeutics, Inc.
(a) (b)
.................. 18,786 698,088
Morphic Holding, Inc.
(a)
..................... 11,853 681,548
Myriad Genetics, Inc.
(a)
..................... 35,257 777,769
Natera, Inc.
(a)
........................... 34,329 1,617,239
Nurix Therapeutics, Inc.
(a)
................... 70,667 715,150
Point Biopharma Global, Inc.
(a)
................ 66,315 614,740
Prometheus Biosciences, Inc.
(a)
............... 12,103 2,404,866
Protagonist Therapeutics, Inc.
(a)
............... 26,260 684,598
Prothena Corp. PLC
(a)
...................... 21,795 1,447,842
PTC Therapeutics, Inc.
(a)
.................... 17,895 751,053
Recursion Pharmaceuticals, Inc. , Class A
(a)
....... 105,851 928,313
Replimune Group, Inc.
(a)
.................... 34,826 661,346
Revolution Medicines, Inc.
(a)
.................. 25,934 646,535
Rhythm Pharmaceuticals, Inc.
(a) (b)
.............. 40,610 676,563
Rocket Pharmaceuticals, Inc.
(a) (b)
.............. 35,282 738,452
Roivant Sciences, Ltd.
(a)
.................... 132,929 1,208,325
Sarepta Therapeutics, Inc.
(a) (b)
................ 26,329 3,254,264
SpringWorks Therapeutics, Inc.
(a)
.............. 22,408 613,531
Syndax Pharmaceuticals, Inc.
(a) (b)
.............. 31,742 633,888
TG Therapeutics, Inc.
(a)
..................... 36,958 984,192
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 29,898 1,475,765
uniQure NV
(a) (b)
.......................... 37,671 726,674
Vaxcyte, Inc.
(a)
........................... 32,147 1,591,919
Veracyte, Inc.
(a)
.......................... 28,146 728,418
Verve Therapeutics, Inc.
(a)
................... 40,733 630,547
Viking Therapeutics, Inc.
(a)
................... 37,693 827,738
Vir Biotechnology, Inc.
(a)
.................... 29,381 783,591
Viridian Therapeutics, Inc.
(a) (b)
................. 29,556 704,320
Xencor, Inc.
(a) (b)
.......................... 31,531 854,490
Xenon Pharmaceuticals, Inc.
(a) (b)
............... 27,554 1,061,656
74,024,982
a
Security Shares Value
a
Broadline Retail  —  0 .3%
Kohl's Corp. ............................ 36,769 $ 673,608
Macy's, Inc.
(a)
........................... 108,516 1,474,732
Nordstrom, Inc. .......................... 52,492 803,128
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 10,590 583,721
3,535,189
a
Building Products  —  1 .2%
AAON, Inc. ............................. 24,071 2,084,789
Advanced Drainage Systems, Inc.
(b)
............ 30,228 2,925,164
Armstrong World Industries, Inc. ............... 29,842 1,863,334
AZEK Co., Inc. (The) , Class A
(a)
............... 48,646 1,131,020
AZZ, Inc. .............................. 29,081 1,015,218
JELD-WEN Holding, Inc.
(a)
................... 47,691 624,275
Resideo Technologies, Inc.
(a)
................. 111,601 1,788,964
Simpson Manufacturing Co., Inc. .............. 9,680 1,144,079
Trex Co., Inc.
(a) (b)
......................... 36,417 1,870,013
UFP Industries, Inc. ....................... 8,069 630,189
Zurn Elkay Water Solutions Corp. .............. 29,699 668,524
15,745,569
a
Capital Markets  —  1 .8%
Affiliated Managers Group, Inc. ............... 20,836 2,898,079
Artisan Partners Asset Management, Inc. , Class A ... 35,857 1,147,424
Diamond Hill Investment Group, Inc. ............ 5,069 804,805
Donnelley Financial Solutions, Inc.
(a)
............ 27,741 1,230,313
Evercore, Inc. , Class A ..................... 7,630 823,659
Interactive Brokers Group, Inc. , Class A .......... 30,050 2,320,762
Janus Henderson Group PLC ................ 182,912 4,806,927
Jefferies Financial Group, Inc. ................ 31,341 942,424
Morningstar, Inc. ......................... 10,847 2,220,381
Open Lending Corp. , Class A
(a)
................ 71,525 725,264
Perella Weinberg Partners , Class A ............. 87,151 682,392
PJT Partners, Inc. , Class A .................. 12,131 817,629
Stifel Financial Corp. ...................... 26,964 1,498,390
StoneX Group, Inc.
(a)
...................... 9,177 736,821
Victory Capital Holdings, Inc. , Class A
(a)
.......... 23,184 718,009
Virtus Investment Partners, Inc. ............... 8,562 1,633,458
24,006,737
a
Chemicals  —  2 .1%
Ashland, Inc. ............................ 10,327 876,556
Avient Corp.
(a)
........................... 39,988 1,459,562
Axalta Coating Systems Ltd.
(a) (b)
............... 143,210 4,154,522
Balchem Corp. .......................... 14,575 1,801,907
Cabot Corp. ............................ 17,023 1,165,735
Chemours Co. (The) ....................... 56,465 1,495,758
Diversey Holdings, Ltd.
(a)
.................... 81,301 677,237
Element Solutions, Inc. ..................... 35,332 633,503
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 527,592 833,595
Hawkins, Inc. ........................... 20,246 950,347
HB Fuller Co. ........................... 11,789 742,000
Huntsman Corp.
(a)
........................ 41,363 982,371
Innospec, Inc. ........................... 17,523 1,618,424
Koppers Holdings, Inc. ..................... 47,040 1,362,279
Livent Corp.
(a) (b)
.......................... 59,286 1,366,542
Minerals Technologies, Inc. .................. 23,504 1,307,058
Orion Engineered Carbons SA ................ 56,369 1,307,197
Scotts Miracle-Gro Co. (The) , Class A ........... 10,774 680,917
Sensient Technologies Corp. ................. 15,380 1,107,821
Stepan Co. ............................. 22,636 2,081,380
Trinseo PLC ............................ 48,020 596,408
Tronox Holdings PLC ...................... 62,779 667,969
27,869,088
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies  —  1 .1%
ABM Industries, Inc.
(a)
...................... 26,823 $ 1,184,504
ACCO Brands Corp. ....................... 138,203 668,903
ACV Auctions, Inc. , Class A
(a)
................. 44,175 752,742
Clean Harbors, Inc.
(a)
...................... 7,339 1,030,396
Deluxe Corp. ............................ 50,059 761,898
Healthcare Services Group, Inc.
(a)
.............. 49,248 665,340
HNI Corp.
(a)
............................. 28,755 733,253
Interface, Inc.
(a)
.......................... 98,210 680,595
Liquidity Services, Inc.
(a)
.................... 44,982 680,578
Matthews International Corp. , Class A ........... 24,275 934,587
MillerKnoll, Inc.
(a)
......................... 44,257 599,682
Montrose Environmental Group, Inc.
(a) (b)
.......... 18,721 656,920
MSA Safety, Inc. ......................... 12,397 1,705,331
OPENLANE, Inc.
(a) (b)
....................... 78,758 1,182,945
Pitney Bowes, Inc. ........................ 26,949 89,471
Tetra Tech, Inc. .......................... 9,453 1,299,504
VSE Corp.
(a)
............................ 14,479 680,947
14,307,596
a
Communications Equipment  —  0 .8%
ADTRAN Holdings, Inc. .................... 78,867 702,705
Calix, Inc.
(a)
............................. 25,406 1,184,174
Ciena Corp.
(a)
........................... 48,443 2,264,226
CommScope Holding Co., Inc.
(a)
............... 159,231 662,401
Digi International, Inc.
(a)
..................... 23,176 833,177
Harmonic, Inc.
(a)
.......................... 89,178 1,570,425
Infinera Corp.
(a) (b)
......................... 167,007 818,334
Lumentum Holdings, Inc.
(a)
.................. 25,265 1,336,518
Ribbon Communications, Inc.
(a)
............... 242,829 675,065
Viasat, Inc.
(a) (b)
........................... 20,822 928,869
10,975,894
a
Construction & Engineering  —  2 .4%
API Group Corp.
(a)
........................ 35,241 796,447
Arcosa, Inc.
(a)
........................... 17,333 1,138,085
Argan, Inc. ............................. 21,132 854,789
Comfort Systems USA, Inc. .................. 20,750 3,070,585
Dycom Industries, Inc.
(a)
.................... 10,543 1,069,377
EMCOR Group, Inc. ....................... 29,213 4,815,471
Fluor Corp.
(a)
............................ 28,154 747,770
Granite Construction, Inc. ................... 24,005 868,741
Great Lakes Dredge & Dock Corp.
(a)
............ 101,783 645,304
MasTec, Inc.
(a)
........................... 22,667 2,297,527
MDU Resources Group, Inc. ................. 165,935 4,841,983
MYR Group, Inc.
(a)
........................ 19,364 2,468,910
Primoris Services Corp.
(a)
................... 33,841 906,939
Sterling Infrastructure, Inc.
(a)
................. 17,474 805,027
Valmont Industries, Inc.
(a)
................... 7,744 2,031,019
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 98,179 4,229,551
31,587,525
a
Construction Materials  —  0 .2%
Summit Materials, Inc. , Class A
(a)
.............. 106,374 3,364,610
a
Consumer Finance  —  0 .7%
Bread Financial Holdings, Inc. ................ 18,136 511,073
Credit Acceptance Corp.
(a) (b)
.................. 1,568 698,826
Encore Capital Group, Inc.
(a) (b)
................ 30,602 1,318,028
Green Dot Corp. , Class A
(a)
.................. 13,074 238,339
OneMain Holdings, Inc. ..................... 48,170 1,823,716
PRA Group, Inc.
(a)
........................ 37,864 708,057
PROG Holdings, Inc.
(a)
..................... 21,184 691,234
SLM Corp.
(a)
............................ 119,987 1,831,002
SoFi Technologies, Inc.
(a) (b)
.................. 206,163 1,430,771
Security Shares Value
a
Consumer Finance (continued)
Upstart Holdings, Inc.
(a) (b)
.................... 29,793 $ 811,561
10,062,607
a
Consumer Staples Distribution & Retail  —  1 .5%
Andersons, Inc. (The) ...................... 20,727 808,560
BJ's Wholesale Club Holdings, Inc.
(a)
............ 49,249 3,085,450
Casey's General Stores, Inc. ................. 21,444 4,838,839
Chefs' Warehouse, Inc. (The)
(a)
............... 21,201 659,563
Grocery Outlet Holding Corp.
(a)
................ 24,697 709,298
PriceSmart, Inc.
(a)
......................... 11,902 862,657
SpartanNash Co. ......................... 33,471 766,486
Sprouts Farmers Market, Inc.
(a)
................ 80,157 2,770,226
U.S. Foods Holding Corp.
(a)
.................. 110,792 4,407,306
United Natural Foods, Inc.
(a)
.................. 36,609 977,826
19,886,211
a
Containers & Packaging  —  1 .1%
AptarGroup, Inc. ......................... 29,939 3,367,838
Berry Global Group, Inc. .................... 32,917 1,883,181
Graphic Packaging Holding Co.
(a)
.............. 174,964 4,181,640
Greif, Inc. , Class A ........................ 10,999 661,040
Greif, Inc. , Class B
(a)
....................... 12,979 907,881
Myers Industries, Inc.
(a)
..................... 42,473 794,245
O-I Glass, Inc.
(a)
.......................... 48,514 1,005,210
Sonoco Products Co. ...................... 23,957 1,434,066
14,235,101
a
Diversified Consumer Services  —  1 .3%
ADT, Inc.
(a)
............................. 111,260 633,069
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 28,693 2,456,121
Carriage Services, Inc. ..................... 25,775 674,274
Chegg, Inc.
(a)
............................ 115,827 1,040,126
Coursera, Inc.
(a) (b)
......................... 56,791 718,974
Duolingo, Inc.
(a)
.......................... 7,284 1,089,468
European Wax Center, Inc. , Class A
(a)
........... 43,468 753,300
Frontdoor, Inc.
(a)
.......................... 50,154 1,546,248
Grand Canyon Education, Inc.
(a)
............... 7,945 832,318
H&R Block, Inc.
(a)
......................... 65,989 1,969,772
Rover Group, Inc. , Class A
(a)
................. 149,444 694,915
Service Corp. International
(a)
................. 59,655 3,794,655
Stride, Inc.
(a)
............................ 17,313 699,618
16,902,858
a
Diversified REITs  —  0 .3%
American Assets Trust, Inc.
(a)
................. 38,767 738,511
Empire State Realty Trust, Inc. , Class A
(a)
......... 130,790 806,974
Essential Properties Realty Trust, Inc. ........... 82,730 1,979,729
3,525,214
a
Diversified Telecommunication Services  —  0 .6%
Cogent Communications Holdings, Inc. .......... 19,756 1,215,389
Frontier Communications Parent, Inc.
(a) (b)
......... 51,450 765,576
Globalstar, Inc.
(a)
......................... 63,314 72,178
Iridium Communications, Inc. ................. 57,952 3,479,438
Liberty Latin America, Ltd. , Class C
(a)
........... 85,191 621,894
Lumen Technologies, Inc.
(a)
.................. 345,556 684,201
Radius Global Infrastructure, Inc. , Class A
(a)
....... 74,463 1,102,053
7,940,729
a
Electric Utilities  —  0 .3%
Hawaiian Electric Industries, Inc. .............. 103,825 3,728,356
a
Electrical Equipment  —  1 .8%
Acuity Brands, Inc. ........................ 20,457 3,082,665
Array Technologies, Inc.
(a) (b)
.................. 58,154 1,289,274
Atkore, Inc.
(a)
............................ 18,870 2,203,450

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
Bloom Energy Corp. , Class A
(a)
................ 60,525 $ 830,403
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 99,884 965,878
Enovix Corp.
(a)
........................... 58,538 776,799
FREYR Battery SA
(a) (b)
..................... 95,206 687,387
nVent Electric PLC ........................ 63,242 2,743,438
Plug Power, Inc.
(a)
........................ 217,714 1,811,381
Regal Rexnord Corp. ...................... 24,418 3,171,654
Shoals Technologies Group, Inc. , Class A
(a)
....... 52,721 1,238,416
Stem, Inc.
(a) (b)
........................... 172,321 951,212
SunPower Corp.
(a)
........................ 71,564 758,579
Sunrun, Inc.
(a) (b)
.......................... 93,684 1,652,586
Vertiv Holdings Co. , Class A ................. 107,160 2,068,188
24,231,310
a
Electronic Equipment, Instruments & Components  —  3 .8%
Advanced Energy Industries, Inc.
(b)
............. 14,923 1,464,692
Avnet, Inc.
(a)
............................ 65,082 2,853,195
Badger Meter, Inc. ........................ 29,486 4,065,235
Belden, Inc.
(a)
........................... 18,243 1,596,080
Benchmark Electronics, Inc. ................. 63,966 1,510,237
Coherent Corp.
(a) (b)
........................ 42,249 1,561,523
CTS Corp.
(a)
............................ 25,449 1,162,256
ePlus, Inc.
(a)
............................ 15,946 787,573
Fabrinet
(a)
.............................. 8,469 958,860
Flex Ltd.
(a)
.............................. 206,158 5,234,352
Insight Enterprises, Inc.
(a)
................... 18,895 2,554,982
Itron, Inc.
(a)
............................. 31,672 2,145,144
Jabil, Inc. .............................. 43,677 3,909,965
Kimball Electronics, Inc.
(a)
................... 44,109 1,093,903
Knowles Corp.
(a)
......................... 46,244 831,467
Littelfuse, Inc. ........................... 9,419 2,411,641
Methode Electronics, Inc. ................... 23,653 1,018,262
Mirion Technologies, Inc. , Class A
(a)
............ 96,445 762,880
National Instruments Corp. .................. 49,851 2,881,388
Novanta, Inc.
(a)
.......................... 17,701 2,931,286
OSI Systems, Inc.
(a)
....................... 7,597 904,119
PAR Technology Corp.
(a) (b)
................... 21,169 731,812
Plexus Corp.
(a)
........................... 22,379 2,029,328
Rogers Corp.
(a)
.......................... 10,128 1,594,856
ScanSource, Inc.
(a)
........................ 23,040 662,630
Vishay Precision Group, Inc.
(a)
................ 20,181 704,720
Vontier Corp. ............................ 68,604 2,033,423
50,395,809
a
Energy Equipment & Services  —  1 .5%
Archrock, Inc. ........................... 116,080 1,044,720
Cactus, Inc. , Class A ...................... 28,853 911,178
ChampionX Corp.
(a)
....................... 93,179 2,353,702
Core Laboratories, Inc. ..................... 49,244 1,076,966
Dril-Quip, Inc.
(a)
.......................... 33,108 739,964
Expro Group Holdings NV
(a)
.................. 47,228 783,512
Helix Energy Solutions Group, Inc.
(a)
............ 103,590 650,545
Helmerich & Payne, Inc. .................... 20,877 644,682
NexTier Oilfield Solutions, Inc.
(a)
............... 86,214 650,054
Noble Corp. PLC , Class A
(a)
.................. 22,698 856,622
NOV, Inc.
(a)
............................. 166,299 2,339,827
Oceaneering International, Inc.
(a)
.............. 55,212 845,296
TechnipFMC PLC
(a)
....................... 237,251 3,117,478
Transocean, Ltd.
(a) (b)
....................... 183,265 1,048,276
Valaris, Ltd.
(a)
........................... 13,088 755,570
Weatherford International PLC
(a)
............... 28,569 1,612,434
19,430,826
a
Security Shares Value
a
Entertainment  —  0 .4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 155,188 $ 698,346
Cinemark Holdings, Inc.
(a) (b)
.................. 42,299 677,207
Endeavor Group Holdings, Inc. , Class A
(a)
........ 28,648 645,153
IMAX Corp.
(a)
........................... 53,565 928,817
Lions Gate Entertainment Corp. , Class A
(a)
........ 72,994 751,838
World Wrestling Entertainment, Inc. , Class A
(a)
..... 15,907 1,611,697
5,313,058
a
Financial Services  —  2 .1%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 59,711 887,306
A-Mark Precious Metals, Inc. ................. 18,351 621,548
AvidXchange Holdings, Inc.
(a)
................. 74,919 725,965
Essent Group Ltd. ........................ 27,751 1,225,762
Euronet Worldwide, Inc.
(a) (b)
.................. 7,433 828,036
EVERTEC, Inc. .......................... 22,340 770,283
Federal Agricultural Mortgage Corp. , Class C
(a)
..... 8,450 1,130,695
Flywire Corp.
(a)
.......................... 26,004 781,160
Jackson Financial, Inc. , Class A ............... 31,120 862,024
Marqeta, Inc. , Class A
(a)
.................... 152,628 731,088
MGIC Investment Corp. .................... 180,762 2,733,121
Mr Cooper Group, Inc.
(a) (b)
................... 28,199 1,304,486
PennyMac Financial Services, Inc. ............. 24,926 1,521,483
Radian Group, Inc. ........................ 77,765 1,986,118
Remitly Global, Inc.
(a)
...................... 35,936 659,066
Rocket Companies, Inc. , Class A
(a) (b)
............ 83,546 670,039
Shift4 Payments, Inc. , Class A
(a)
............... 14,620 916,966
Voya Financial, Inc. ....................... 50,709 3,438,070
Walker & Dunlop, Inc. ...................... 11,240 822,656
Western Union Co. (The)
(a)
.................. 144,163 1,642,017
WEX, Inc.
(a)
............................. 21,895 3,631,286
27,889,175
a
Food Products  —  1 .4%
B&G Foods, Inc.
(a) (b)
....................... 52,797 676,329
Cal-Maine Foods, Inc. ...................... 14,163 673,451
Flowers Foods, Inc.
(a)
...................... 123,445 3,083,656
Fresh Del Monte Produce, Inc. ................ 27,185 716,597
Freshpet, Inc.
(a) (b)
......................... 24,422 1,459,459
Hain Celestial Group, Inc. (The)
(a)
.............. 103,479 1,263,478
Hostess Brands, Inc. , Class A
(a)
............... 37,393 930,338
Ingredion, Inc. ........................... 46,471 4,860,867
Lancaster Colony Corp. .................... 3,186 626,304
Mission Produce, Inc.
(a)
..................... 60,685 740,357
Post Holdings, Inc.
(a) (b)
...................... 11,251 955,885
Simply Good Foods Co. (The)
(a)
............... 20,687 748,662
TreeHouse Foods, Inc.
(a)
.................... 28,786 1,363,017
Vital Farms, Inc.
(a)
........................ 45,653 661,512
18,759,912
a
Gas Utilities  —  1 .2%
Chesapeake Utilities Corp. .................. 7,340 937,318
National Fuel Gas Co. ..................... 40,174 2,045,258
New Jersey Resources Corp.
(a)
............... 72,704 3,522,509
Northwest Natural Holding Co. ................ 39,887 1,703,175
ONE Gas, Inc. ........................... 49,931 4,041,415
Southwest Gas Holdings, Inc.
(a)
............... 30,716 1,797,808
Spire, Inc.
(a)
............................. 31,307 2,021,493
16,068,976
a
Ground Transportation  —  1 .5%
ArcBest Corp. ........................... 14,830 1,242,457
Avis Budget Group, Inc.
(a)
................... 9,951 1,669,678
Hertz Global Holdings, Inc.
(a) (b)
................ 66,132 1,036,950
Landstar System, Inc. ...................... 22,585 3,960,957
Lyft, Inc. , Class A
(a) (b)
....................... 98,769 890,896

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
RXO, Inc.
(a)
............................. 71,891 $ 1,500,365
Ryder System, Inc. ........................ 26,362 2,078,117
Saia, Inc.
(a)
............................. 9,945 2,825,971
Schneider National, Inc. , Class B
(a)
............. 41,267 1,069,641
Werner Enterprises, Inc.
(a)
................... 49,492 2,173,689
XPO, Inc.
(a) (b)
............................ 32,719 1,535,503
19,984,224
a
Health Care Equipment & Supplies  —  3 .5%
Alphatec Holdings, Inc.
(a) (b)
................... 60,186 912,420
AngioDynamics, Inc.
(a)
..................... 71,322 674,706
Artivion, Inc.
(a)
........................... 46,029 689,514
AtriCure, Inc.
(a)
.......................... 22,788 1,024,776
CONMED Corp.
(a)
........................ 11,220 1,360,986
Embecta Corp. .......................... 28,473 787,848
Enovis Corp.
(a)
........................... 17,521 923,882
Envista Holdings Corp.
(a)
.................... 53,501 1,706,147
Establishment Labs Holdings, Inc.
(a) (b)
........... 10,547 680,492
Glaukos Corp.
(a)
.......................... 20,371 1,161,554
Globus Medical, Inc. , Class A
(a)
............... 14,971 810,380
Haemonetics Corp.
(a)
...................... 22,433 1,897,832
Heska Corp.
(a)
........................... 6,444 771,540
ICU Medical, Inc.
(a)
........................ 5,379 940,733
Inari Medical, Inc.
(a) (b)
...................... 22,782 1,376,033
Inspire Medical Systems, Inc.
(a)
............... 9,134 2,671,604
Integer Holdings Corp.
(a) (b)
................... 10,781 882,533
Integra LifeSciences Holdings Corp.
(a)
........... 22,913 869,548
iRhythm Technologies, Inc.
(a) (b)
................ 10,251 1,171,382
Lantheus Holdings, Inc.
(a)
................... 22,687 1,964,467
LivaNova PLC
(a)
.......................... 17,402 770,561
Merit Medical Systems, Inc.
(a)
................. 33,637 2,771,689
Neogen Corp.
(a) (b)
......................... 47,003 822,083
Omnicell, Inc.
(a)
.......................... 9,144 671,353
OraSure Technologies, Inc.
(a)
................. 126,162 634,595
Orthofix Medical, Inc.
(a)
..................... 34,867 651,664
Paragon 28, Inc.
(a)
........................ 36,858 662,707
Penumbra, Inc.
(a) (b)
........................ 14,441 4,438,297
PROCEPT BioRobotics Corp.
(a)
............... 21,041 703,821
QuidelOrtho Corp.
(a)
....................... 16,976 1,445,337
Shockwave Medical, Inc.
(a)
................... 13,491 3,711,239
SI-BONE, Inc.
(a)
.......................... 26,230 660,471
Sight Sciences, Inc.
(a)
...................... 71,231 683,105
STAAR Surgical Co.
(a) (b)
..................... 16,047 931,047
Tandem Diabetes Care, Inc.
(a) (b)
............... 30,581 794,800
TransMedics Group, Inc.
(a)
................... 10,553 766,781
Treace Medical Concepts, Inc.
(a)
............... 25,771 685,509
UFP Technologies, Inc.
(a)
.................... 4,523 699,392
Varex Imaging Corp.
(a)
..................... 36,892 813,100
46,595,928
a
Health Care Providers & Services  —  3 .2%
Acadia Healthcare Co., Inc.
(a)
................. 42,161 2,977,831
Accolade, Inc.
(a) (b)
......................... 63,462 764,082
Addus HomeCare Corp.
(a)
................... 7,837 706,506
Agiliti, Inc.
(a) (b)
........................... 40,667 665,719
agilon health, Inc.
(a) (b)
...................... 107,745 2,141,971
Amedisys, Inc.
(a)
......................... 14,130 1,072,891
AMN Healthcare Services, Inc.
(a) (b)
............. 22,796 2,164,708
Apollo Medical Holdings, Inc.
(a) (b)
............... 20,697 654,439
Brookdale Senior Living, Inc.
(a)
................ 186,787 644,415
Castle Biosciences, Inc.
(a)
................... 28,009 684,260
Chemed Corp. ........................... 4,238 2,262,117
CorVel Corp.
(a)
........................... 6,614 1,292,640
Cross Country Healthcare, Inc.
(a)
.............. 27,184 693,192
DocGo, Inc.
(a)
........................... 74,278 664,788
Security Shares Value
a
Health Care Providers & Services (continued)
Encompass Health Corp. ................... 45,948 $ 2,849,695
Enhabit, Inc.
(a)
........................... 58,149 625,683
Ensign Group, Inc. (The)
(b)
................... 24,614 2,181,047
Fulgent Genetics, Inc.
(a)
.................... 23,306 926,880
Guardant Health, Inc.
(a) (b)
.................... 27,338 801,550
HealthEquity, Inc.
(a) (b)
...................... 21,209 1,162,253
ModivCare, Inc.
(a)
......................... 13,146 590,650
National Research Corp. .................... 27,087 1,216,206
NeoGenomics, Inc.
(a)
...................... 66,661 1,145,236
Option Care Health, Inc.
(a)
................... 50,348 1,387,087
Owens & Minor, Inc.
(a)
...................... 43,691 887,364
Patterson Companies, Inc. .................. 57,053 1,494,218
Premier, Inc. , Class A ...................... 87,521 2,188,025
Privia Health Group, Inc.
(a) (b)
.................. 46,965 1,171,777
Progyny, Inc.
(a)
........................... 30,372 1,131,357
R1 RCM, Inc.
(a) (b)
......................... 95,157 1,546,301
RadNet, Inc.
(a)
........................... 24,905 720,751
Select Medical Holdings Corp. ................ 29,396 804,569
Surgery Partners, Inc.
(a) (b)
................... 18,274 684,910
Tenet Healthcare Corp.
(a)
.................... 26,475 1,885,020
42,790,138
a
Health Care REITs  —  0 .6%
Medical Properties Trust, Inc. ................. 175,114 1,444,691
Omega Healthcare Investors, Inc. .............. 100,841 3,006,070
Physicians Realty Trust ..................... 219,397 2,996,963
Sabra Health Care REIT, Inc. ................. 70,592 794,866
8,242,590
a
Health Care Technology  —  0 .4%
Certara, Inc.
(a)
........................... 33,769 701,720
Doximity, Inc. , Class A
(a) (b)
................... 27,859 854,436
Evolent Health, Inc.
(a)
...................... 20,068 584,781
NextGen Healthcare, Inc.
(a)
.................. 45,250 704,542
Teladoc Health, Inc.
(a) (b)
..................... 75,751 1,753,636
Veradigm, Inc.
(a)
.......................... 58,109 684,524
5,283,639
a
Hotel & Resort REITs  —  0 .5%
DiamondRock Hospitality Co.
(a)
............... 90,484 710,299
Park Hotels & Resorts, Inc. .................. 92,935 1,202,579
Ryman Hospitality Properties, Inc. ............. 22,874 2,098,232
Summit Hotel Properties, Inc. ................. 108,639 711,586
Sunstone Hotel Investors, Inc.
(a)
............... 68,908 680,122
Xenia Hotels & Resorts, Inc.
(a)
................ 61,203 713,015
6,115,833
a
Hotels, Restaurants & Leisure  —  3 .1%
Accel Entertainment, Inc. , Class A
(a)
............ 113,323 1,057,303
Bloomin' Brands, Inc. ...................... 26,281 627,853
Boyd Gaming Corp.
(a)
...................... 23,675 1,508,808
Brinker International, Inc.
(a) (b)
................. 33,081 1,210,103
Cheesecake Factory, Inc. (The) ............... 20,490 641,952
Churchill Downs, Inc. ...................... 19,329 2,625,265
Denny's Corp.
(a)
.......................... 60,468 669,381
Dine Brands Global, Inc.
(a)
................... 10,700 640,181
DraftKings, Inc. , Class A
(a)
................... 130,367 3,042,766
Everi Holdings, Inc.
(a)
...................... 96,805 1,345,589
Hilton Grand Vacations, Inc.
(a)
................ 59,392 2,539,008
Jack in the Box, Inc. ....................... 8,089 700,184
Light & Wonder, Inc.
(a)
...................... 28,184 1,642,845
Marriott Vacations Worldwide Corp. ............. 16,976 2,091,783
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 139,884 2,077,277
Papa John's International, Inc. ................ 9,034 633,374
Penn Entertainment, Inc.
(a)
................... 33,445 837,463

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc. , Class A
(a)
................ 41,987 $ 2,684,649
Playa Hotels & Resorts NV
(a)
................. 96,559 858,409
SeaWorld Entertainment, Inc.
(a)
............... 21,969 1,224,991
Shake Shack, Inc. , Class A
(a)
................. 11,542 763,734
Six Flags Entertainment Corp.
(a)
............... 26,702 682,236
Target Hospitality Corp.
(a)
................... 43,898 620,279
Texas Roadhouse, Inc.
(a)
.................... 12,052 1,300,411
Travel + Leisure Co.
(a)
...................... 44,655 1,628,568
Wendy's Co. (The) ........................ 84,907 1,868,803
Wingstop, Inc. ........................... 10,474 2,088,097
Wyndham Hotels & Resorts, Inc.
(a)
............. 37,537 2,561,900
Xponential Fitness, Inc. , Class A
(a)
............. 24,425 647,018
40,820,230
a
Household Durables  —  1 .9%
Cavco Industries, Inc.
(a)
..................... 2,412 600,540
Century Communities, Inc. .................. 22,327 1,420,667
Ethan Allen Interiors, Inc. ................... 28,024 701,441
Green Brick Partners, Inc.
(a)
.................. 13,032 623,842
Helen of Troy Ltd.
(a)
....................... 13,499 1,299,684
Installed Building Products, Inc. ............... 6,938 725,299
iRobot Corp.
(a)
........................... 21,536 763,451
KB Home .............................. 41,715 1,807,511
Leggett & Platt, Inc.
(a)
...................... 82,371 2,510,668
LGI Homes, Inc.
(a)
........................ 5,333 606,735
MDC Holdings, Inc. ....................... 16,315 657,168
Meritage Homes Corp.
(a)
.................... 17,321 1,997,631
Newell Brands, Inc. ....................... 136,144 1,131,357
Skyline Champion Corp.
(a) (b)
.................. 16,581 963,854
Sonos, Inc.
(a) (b)
........................... 86,095 1,250,960
Taylor Morrison Home Corp.
(a)
................ 36,177 1,534,990
Tempur Sealy International, Inc. ............... 51,741 1,844,049
Toll Brothers, Inc. ......................... 15,605 1,056,458
TopBuild Corp.
(a)
......................... 12,802 2,581,651
Tri Pointe Homes, Inc.
(a)
.................... 49,830 1,455,534
25,533,490
a
Household Products  —  0 .2%
Energizer Holdings, Inc. .................... 19,201 625,953
Spectrum Brands Holdings, Inc. ............... 9,387 677,835
WD-40 Co. ............................. 4,333 821,753
2,125,541
a
Independent Power and Renewable Electricity Producers  —  0 .7%
Clearway Energy, Inc. , Class A ................ 24,859 683,125
Clearway Energy, Inc. , Class C ............... 75,329 2,164,202
NextEra Energy Partners, LP ................. 45,801 2,744,396
Ormat Technologies, Inc.
(b)
.................. 25,780 2,193,878
Sunnova Energy International, Inc.
(a) (b)
........... 55,419 978,700
8,764,301
a
Industrial REITs  —  0 .8%
Americold Realty Trust, Inc.
(a)
................. 77,167 2,260,993
EastGroup Properties, Inc.
(a)
................. 8,263 1,360,172
First Industrial Realty Trust, Inc.
(a)
.............. 20,521 1,066,682
Rexford Industrial Realty, Inc.
(a)
............... 80,285 4,370,715
STAG Industrial, Inc. ...................... 32,427 1,128,460
10,187,022
a
Insurance  —  2 .8%
Argo Group International Holdings, Ltd.
(a)
......... 36,636 1,073,801
Assured Guaranty Ltd. ..................... 18,013 932,173
Axis Capital Holdings Ltd. ................... 47,585 2,469,661
BRP Group, Inc. , Class A
(a)
.................. 31,286 627,597
CNO Financial Group, Inc.
(a)
................. 143,191 3,108,677
First American Financial Corp.
(a)
............... 47,949 2,633,839
Security Shares Value
a
Insurance (continued)
Genworth Financial, Inc. , Class A
(a)
............. 108,551 $ 580,748
Hanover Insurance Group, Inc. (The) ........... 17,686 1,971,282
Horace Mann Educators Corp.
(a)
............... 23,179 696,529
Kemper Corp. ........................... 19,284 834,611
Kinsale Capital Group, Inc. .................. 7,448 2,256,595
Lincoln National Corp. ..................... 52,727 1,103,049
Primerica, Inc. ........................... 16,287 2,964,560
ProAssurance Corp.
(a)
...................... 30,564 371,353
Reinsurance Group of America, Inc. ............ 25,465 3,565,100
RenaissanceRe Holdings Ltd.
(a)
............... 16,153 3,042,741
RLI Corp. .............................. 8,764 1,085,421
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 29,885 1,219,009
Selective Insurance Group, Inc. ............... 39,639 3,834,280
Unum Group ............................ 64,396 2,798,006
White Mountains Insurance Group Ltd. .......... 507 686,574
37,855,606
a
Interactive Media & Services  —  0 .3%
Bumble, Inc. , Class A
(a)
..................... 42,092 644,008
Vimeo, Inc.
(a)
............................ 176,936 649,355
Yelp, Inc.
(a)
............................. 24,438 818,673
Ziff Davis, Inc.
(a)
.......................... 28,707 1,694,861
3,806,897
a
IT Services  —  0 .4%
DigitalOcean Holdings, Inc.
(a) (b)
................ 21,316 834,521
DXC Technology Co.
(a)
..................... 99,444 2,489,083
Fastly, Inc. , Class A
(a)
...................... 53,072 864,012
Kyndryl Holdings, Inc.
(a)
..................... 71,683 900,339
Squarespace, Inc. , Class A
(a)
................. 22,571 663,362
5,751,317
a
Leisure Products  —  0 .8%
Brunswick Corp. ......................... 27,719 2,092,784
Malibu Boats, Inc. , Class A
(a)
................. 13,084 686,256
Mattel, Inc.
(a)
............................ 131,312 2,286,142
Peloton Interactive, Inc. , Class A
(a) (b)
............ 93,761 682,580
Polaris, Inc. ............................. 13,677 1,473,150
Topgolf Callaway Brands Corp.
(a)
.............. 107,531 1,835,554
YETI Holdings, Inc.
(a) (b)
..................... 40,835 1,493,336
10,549,802
a
Life Sciences Tools & Services  —  0 .8%
10X Genomics, Inc. , Class A
(a) (b)
............... 26,287 1,379,016
Adaptive Biotechnologies Corp.
(a) (b)
............. 109,433 761,654
Azenta, Inc.
(a)
........................... 22,892 990,079
Bruker Corp. ............................ 27,679 1,912,619
CryoPort, Inc.
(a)
.......................... 34,194 629,512
Medpace Holdings, Inc.
(a)
................... 5,718 1,183,454
Pacific Biosciences of California, Inc.
(a) (b)
......... 82,893 1,026,215
Sotera Health Co.
(a)
....................... 45,979 647,844
Syneos Health, Inc. , Class A
(a)
................ 42,679 1,775,446
10,305,839
a
Machinery  —  4 .0%
AGCO Corp. ............................ 24,047 2,651,903
Alamo Group, Inc. ........................ 8,701 1,448,368
Allison Transmission Holdings, Inc. ............. 52,176 2,467,925
Barnes Group, Inc. ........................ 21,829 858,971
Chart Industries, Inc.
(a) (b)
.................... 16,023 1,758,204
Columbus McKinnon Corp. .................. 24,193 882,561
Crane Co. .............................. 18,312 1,330,550
Donaldson Co., Inc.
(a)
...................... 66,566 3,896,108
Energy Recovery, Inc.
(a) (b)
................... 48,822 1,162,452
Enerpac Tool Group Corp. , Class A ............. 30,785 782,555
EnPro Industries, Inc. ...................... 11,277 1,139,879

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
ESCO Technologies, Inc.
(a)
.................. 10,594 $ 953,460
Federal Signal Corp. ...................... 35,986 1,906,898
Flowserve Corp.
(a)
........................ 38,393 1,249,692
Franklin Electric Co., Inc. ................... 26,236 2,386,427
Gates Industrial Corp. PLC
(a)
................. 60,792 712,482
Hillenbrand, Inc.
(a)
........................ 26,350 1,264,010
ITT, Inc.
(a)
.............................. 13,210 1,006,074
John Bean Technologies Corp. ................ 15,930 1,698,297
Lincoln Electric Holdings, Inc.
(a)
............... 14,659 2,487,046
Lindsay Corp. ........................... 8,163 961,601
Luxfer Holdings PLC ...................... 69,181 993,439
Manitowoc Co., Inc. (The)
(a)
.................. 44,426 637,513
Middleby Corp. (The)
(a)
..................... 10,361 1,367,652
Mueller Water Products, Inc. , Class A ........... 164,980 2,260,226
Oshkosh Corp. .......................... 52,298 3,861,161
Proto Labs, Inc.
(a)
......................... 21,297 655,096
Shyft Group, Inc. (The) ..................... 29,402 691,241
SPX Technologies, Inc.
(a)
.................... 20,508 1,565,991
Tennant Co. ............................ 27,270 1,993,437
Terex Corp.
(a)
........................... 15,800 732,646
Timken Co. (The) ......................... 8,731 624,703
Trinity Industries, Inc.
(a)
..................... 32,683 691,245
Wabash National Corp.
(a)
.................... 37,580 881,251
Watts Water Technologies, Inc. , Class A .......... 19,018 3,013,402
52,974,466
a
Media  —  0 .8%
Cable One, Inc. .......................... 3,355 2,052,690
EW Scripps Co. (The) , Class A
(a)
.............. 87,534 689,768
iHeartMedia, Inc. , Class A
(a) (b)
................. 258,406 612,422
John Wiley & Sons, Inc. , Class A .............. 20,267 729,612
Magnite, Inc.
(a)
........................... 60,287 716,209
New York Times Co. (The) , Class A ............. 45,884 1,625,211
Nexstar Media Group, Inc. ................... 9,864 1,488,675
TEGNA, Inc.
(a)
........................... 148,168 2,295,122
WideOpenWest, Inc.
(a) (b)
.................... 86,136 654,634
10,864,343
a
Metals & Mining  —  1 .3%
Arconic Corp.
(a)
.......................... 37,590 1,086,727
ATI, Inc.
(a)
.............................. 44,753 1,547,559
Carpenter Technology Corp. ................. 14,108 643,466
Coeur Mining, Inc.
(a)
....................... 210,464 631,392
Commercial Metals Co. ..................... 64,824 2,771,226
Compass Minerals International, Inc.
(a)
........... 23,153 734,645
Materion Corp. .......................... 12,498 1,254,049
MP Materials Corp. , Class A
(a)
................ 30,848 639,171
Royal Gold, Inc. .......................... 34,604 4,285,359
Ryerson Holding Corp. ..................... 19,483 662,227
Schnitzer Steel Industries, Inc. , Class A .......... 51,194 1,408,347
United States Steel Corp. ................... 65,049 1,360,825
17,024,993
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .4%
AGNC Investment Corp. .................... 169,587 1,558,505
Hannon Armstrong Sustainable Infrastructure Capital,
Inc.
(a)
............................... 57,398 1,350,575
KKR Real Estate Finance Trust, Inc. ............ 65,229 732,522
Starwood Property Trust, Inc. ................. 130,719 2,294,118
5,935,720
a
Multi-Utilities  —  0 .3%
Avista Corp. ............................ 74,748 3,090,830
Unitil Corp. ............................. 13,610 717,111
3,807,941
a
Security Shares Value
a
Office REITs  —  1 .3%
Brandywine Realty Trust .................... 361,727 $ 1,410,735
Corporate Office Properties Trust
(a)
............. 176,415 4,025,790
Cousins Properties, Inc. .................... 95,257 1,897,520
Douglas Emmett, Inc.
(a)
..................... 111,882 1,297,831
Easterly Government Properties, Inc. ........... 106,420 1,477,110
Highwoods Properties, Inc. .................. 95,481 1,974,547
Hudson Pacific Properties, Inc. ................ 148,552 693,738
JBG SMITH Properties
(a)
.................... 105,118 1,488,471
Kilroy Realty Corp.
(a)
....................... 62,401 1,693,563
Piedmont Office Realty Trust, Inc. , Class A ........ 158,607 988,122
SL Green Realty Corp. ..................... 30,294 700,700
17,648,127
a
Oil, Gas & Consumable Fuels  —  3 .3%
Antero Midstream Corp. .................... 181,607 1,854,207
Antero Resources Corp.
(a)
................... 111,873 2,283,328
Berry Corp. ............................. 108,179 681,528
California Resources Corp. .................. 24,613 923,972
Callon Petroleum Co.
(a)
..................... 21,651 663,170
Chord Energy Corp. ....................... 11,173 1,598,186
Civitas Resources, Inc. ..................... 21,935 1,465,258
Clean Energy Fuels Corp.
(a) (b)
................. 194,309 781,122
CNX Resources Corp.
(a) (b)
................... 115,803 1,789,156
Delek U.S. Holdings, Inc. ................... 41,570 915,371
Denbury, Inc.
(a)
.......................... 17,396 1,568,597
DT Midstream, Inc.
(a)
...................... 65,171 2,962,674
EnLink Midstream LLC ..................... 164,153 1,602,133
Enviva, Inc.
(a)
........................... 82,436 723,788
Equitrans Midstream Corp. .................. 183,786 1,567,695
Excelerate Energy, Inc. , Class A ............... 34,112 633,119
Green Plains, Inc.
(a)
....................... 13,938 404,202
Kinetik Holdings, Inc. , Class A ................ 25,204 819,886
Kosmos Energy Ltd.
(a)
...................... 350,963 2,091,739
Matador Resources Co. .................... 14,826 651,899
Murphy Oil Corp. ......................... 61,311 2,133,623
New Fortress Energy, Inc. , Class A
(a)
............ 24,456 642,459
Par Pacific Holdings, Inc.
(a)
.................. 34,576 737,160
PBF Energy, Inc. , Class A ................... 39,355 1,448,658
PDC Energy, Inc.
(a)
........................ 41,209 2,827,762
Permian Resources Corp. , Class A ............. 161,405 1,505,909
Range Resources Corp.
(a)
................... 109,418 2,994,771
SM Energy Co. .......................... 53,252 1,399,995
Southwestern Energy Co.
(a) (b)
................. 480,044 2,289,810
Talos Energy, Inc.
(a) (b)
...................... 57,546 708,391
VAALCO Energy, Inc. ...................... 176,813 682,498
World Fuel Services Corp. ................... 36,188 827,620
44,179,686
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 24,352 1,425,079
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 82,195 3,693,021
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a)
..................... 28,904 1,058,465
Coty, Inc. , Class A
(a) (b)
...................... 97,164 1,053,258
Edgewell Personal Care Co.
(a)
................ 21,298 829,557
elf Beauty, Inc.
(a)
......................... 10,147 1,055,491
Herbalife Ltd
(a)
........................... 51,341 607,877
4,604,648
a
Pharmaceuticals  —  1 .4%
Aclaris Therapeutics, Inc.
(a)
.................. 83,632 698,327
Arvinas, Inc.
(a) (b)
.......................... 31,115 679,240

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Pharmaceuticals (continued)
ATAI Life Sciences NV
(a) (b)
................... 364,800 $ 652,992
Atea Pharmaceuticals, Inc.
(a)
................. 18,483 73,747
Axsome Therapeutics, Inc.
(a) (b)
................ 14,610 1,077,926
Cassava Sciences, Inc.
(a) (b)
.................. 28,282 642,284
Corcept Therapeutics, Inc.
(a)
................. 28,254 663,687
Cymabay Therapeutics, Inc.
(a)
................ 74,539 669,360
DICE Therapeutics, Inc.
(a)
................... 20,922 661,344
Elanco Animal Health, Inc.
(a)
.................. 170,671 1,390,969
Harmony Biosciences Holdings, Inc.
(a) (b)
.......... 19,538 675,624
Intra-Cellular Therapies, Inc.
(a)
................ 33,544 1,991,843
NGM Biopharmaceuticals, Inc.
(a)
............... 207,204 627,828
Nuvation Bio, Inc. , Class A
(a)
................. 419,692 679,901
Organon & Co. .......................... 81,588 1,581,991
Perrigo Co. PLC
(a)
........................ 56,821 1,815,999
Pliant Therapeutics, Inc.
(a) (b)
.................. 31,332 677,711
Reata Pharmaceuticals, Inc. , Class A
(a) (b)
......... 12,120 1,091,406
Revance Therapeutics, Inc.
(a) (b)
................ 39,573 1,209,351
Tarsus Pharmaceuticals, Inc.
(a)
................ 42,342 709,229
Tilray Brands, Inc.
(a) (b)
...................... 288,077 481,089
Ventyx Biosciences, Inc.
(a)
................... 19,630 676,646
19,428,494
a
Professional Services  —  2 .7%
ASGN, Inc.
(a)
............................ 29,659 1,940,588
CACI International, Inc. , Class A
(a)
............. 2,188 654,693
CBIZ, Inc.
(a)
............................. 12,898 650,317
Concentrix Corp. ......................... 17,194 1,507,914
CSG Systems International, Inc. ............... 40,346 1,935,801
ExlService Holdings, Inc.
(a)
.................. 14,405 2,174,291
Exponent, Inc. ........................... 7,420 677,594
First Advantage Corp.
(a) (b)
................... 58,457 789,754
FTI Consulting, Inc.
(a)
...................... 17,755 3,338,118
Heidrick & Struggles International, Inc. .......... 28,183 683,438
Huron Consulting Group, Inc.
(a)
................ 8,692 706,486
ICF International, Inc.
(a)
..................... 15,384 1,722,854
Insperity, Inc.
(a)
.......................... 11,902 1,317,790
KBR, Inc.
(a)
............................. 86,577 5,109,775
Kelly Services, Inc. , Class A , NVS ............. 56,758 992,130
Kforce, Inc. ............................. 12,275 706,917
Korn Ferry ............................. 19,225 903,575
ManpowerGroup, Inc. ...................... 30,988 2,174,428
Maximus, Inc. ........................... 11,997 971,277
NV5 Global, Inc.
(a)
........................ 7,476 677,475
Paycor HCM, Inc.
(a) (b)
...................... 31,071 683,251
Sterling Check Corp.
(a) (b)
.................... 56,102 759,060
TriNet Group, Inc.
(a)
....................... 25,599 2,274,983
TrueBlue, Inc.
(a)
.......................... 68,063 1,125,762
Upwork, Inc.
(a)
........................... 86,372 708,251
Verra Mobility Corp. , Class A
(a) (b)
............... 37,994 669,834
35,856,356
a
Real Estate Management & Development  —  0 .6%
Anywhere Real Estate, Inc.
(a) (b)
................ 108,844 660,683
Compass, Inc. , Class A
(a)
.................... 168,713 624,238
Cushman & Wakefield PLC
(a)
................. 83,384 661,235
Howard Hughes Corp. (The)
(a) (b)
............... 27,290 2,035,015
Jones Lang LaSalle, Inc.
(a) (b)
.................. 23,225 3,259,397
Marcus & Millichap, Inc. .................... 24,414 716,551
St. Joe Co. (The) ......................... 14,761 686,534
8,643,653
a
Security Shares Value
a
Residential REITs  —  0 .2%
Elme Communities
(a)
....................... 76,980 $ 1,163,168
Veris Residential, Inc.
(a)
..................... 64,944 1,049,495
2,212,663
a
Retail REITs  —  1 .5%
Acadia Realty Trust
(a)
...................... 71,292 917,528
Brixmor Property Group, Inc.
(a)
................ 169,904 3,403,177
Federal Realty Investment Trust ............... 85,946 7,580,437
Kite Realty Group Trust ..................... 53,053 1,031,350
Macerich Co. (The) ....................... 139,634 1,346,072
National Retail Properties, Inc. ................ 81,596 3,471,094
Phillips Edison & Co., Inc.
(a)
.................. 36,985 1,072,935
SITE Centers Corp.
(a)
...................... 108,317 1,291,139
20,113,732
a
Semiconductors & Semiconductor Equipment  —  2 .2%
Allegro MicroSystems, Inc.
(a)
................. 17,085 671,953
Ambarella, Inc.
(a)
......................... 11,207 810,490
Axcelis Technologies, Inc.
(a)
.................. 10,004 1,576,130
Cirrus Logic, Inc.
(a)
........................ 37,181 2,888,220
Ichor Holdings, Ltd.
(a)
...................... 23,737 719,231
Impinj, Inc.
(a)
............................ 6,958 712,082
Kulicke & Soffa Industries, Inc. ................ 34,129 1,804,741
MKS Instruments, Inc. ..................... 23,680 2,304,301
Onto Innovation, Inc.
(a)
..................... 28,709 3,081,911
PDF Solutions, Inc.
(a)
...................... 24,134 1,019,661
Power Integrations, Inc. .................... 30,944 2,673,562
Rambus, Inc.
(a)
.......................... 54,906 3,511,788
Silicon Laboratories, Inc.
(a)
................... 14,422 2,028,743
SMART Global Holdings, Inc.
(a)
................ 37,412 844,763
Synaptics, Inc.
(a)
......................... 9,418 810,325
Universal Display Corp.
(a)
................... 14,363 2,116,101
Veeco Instruments, Inc.
(a)
................... 87,387 2,133,117
29,707,119
a
Software  —  6 .3%
A10 Networks, Inc. ........................ 51,946 773,476
ACI Worldwide, Inc.
(a)
...................... 73,935 1,686,457
Adeia, Inc. ............................. 74,789 733,680
Agilysys, Inc.
(a) (b)
......................... 10,069 748,530
Altair Engineering, Inc. , Class A
(a)
.............. 28,728 2,106,624
Alteryx, Inc. , Class A
(a)
..................... 17,480 680,671
Appfolio, Inc. , Class A
(a)
.................... 5,983 856,467
Appian Corp. , Class A
(a) (b)
................... 17,306 741,216
AppLovin Corp. , Class A
(a)
................... 32,560 814,326
Asana, Inc. , Class A
(a)
...................... 34,033 812,708
Blackbaud, Inc.
(a) (b)
........................ 21,603 1,584,796
BlackLine, Inc.
(a) (b)
........................ 27,573 1,435,726
Box, Inc. , Class A
(a)
....................... 78,504 2,211,458
Braze, Inc. , Class A
(a)
...................... 20,937 693,224
C3 ai, Inc. , Class A
(a)
...................... 26,890 1,075,869
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 67,831 742,071
Cerence, Inc.
(a)
.......................... 30,868 880,355
CommVault Systems, Inc.
(a) (b)
................. 19,460 1,356,167
Dolby Laboratories, Inc. , Class A .............. 43,038 3,551,926
DoubleVerify Holdings, Inc.
(a)
................. 57,014 1,988,078
E2open Parent Holdings, Inc. , Class A
(a)
......... 154,222 771,110
Elastic NV
(a)
............................ 32,597 2,373,714
Envestnet, Inc.
(a) (b)
........................ 14,429 755,070
Everbridge, Inc.
(a)
......................... 28,971 695,883
Five9, Inc.
(a)
............................ 29,350 1,940,329
Freshworks, Inc. , Class A
(a) (b)
................. 47,993 756,370
Gitlab, Inc. , Class A
(a) (b)
..................... 23,617 872,884
Guidewire Software, Inc.
(a)
................... 42,466 3,523,829
HashiCorp, Inc. , Class A
(a)
................... 29,821 1,024,053

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Intapp, Inc.
(a)
............................ 16,974 $ 717,491
InterDigital, Inc. .......................... 14,397 1,195,527
Jamf Holding Corp.
(a)
...................... 39,396 724,099
JFrog Ltd.
(a)
............................. 30,833 751,092
LiveRamp Holdings, Inc.
(a)
................... 27,527 670,007
Manhattan Associates, Inc.
(a)
................. 21,450 3,891,459
Marathon Digital Holdings, Inc.
(a)
............... 74,620 730,530
MicroStrategy, Inc. , Class A
(a) (b)
................ 3,461 1,043,941
Model N, Inc.
(a) (b)
......................... 30,758 981,795
N-able, Inc.
(a)
............................ 45,314 643,459
NCR Corp.
(a)
............................ 43,645 1,034,387
New Relic, Inc.
(a)
......................... 24,342 1,714,894
Nutanix, Inc. , Class A
(a)
..................... 91,741 2,717,368
PagerDuty, Inc.
(a) (b)
........................ 36,296 987,614
Pegasystems, Inc.
(b)
....................... 17,295 836,386
PowerSchool Holdings, Inc. , Class A
(a)
........... 37,518 710,591
Procore Technologies, Inc.
(a)
................. 22,104 1,336,629
Progress Software Corp. .................... 44,943 2,696,580
PROS Holdings, Inc.
(a)
..................... 25,331 768,036
Q2 Holdings, Inc.
(a)
........................ 25,267 735,775
Qualys, Inc.
(a)
........................... 5,684 717,662
Rapid7, Inc.
(a)
........................... 17,985 858,244
RingCentral, Inc. , Class A
(a)
.................. 37,117 1,287,960
Samsara, Inc. , Class A
(a) (b)
................... 44,581 858,184
SentinelOne, Inc. , Class A
(a)
.................. 68,474 1,463,974
Smartsheet, Inc. , Class A
(a)
.................. 43,583 2,160,845
Sprout Social, Inc. , Class A
(a) (b)
................ 18,003 779,710
SPS Commerce, Inc.
(a)
..................... 16,653 2,594,537
Tenable Holdings, Inc.
(a)
.................... 34,603 1,418,377
Teradata Corp.
(a)
......................... 46,400 2,174,304
Varonis Systems, Inc.
(a)
..................... 27,596 725,223
Verint Systems, Inc.
(a)
...................... 46,583 1,671,398
Workiva, Inc. , Class A
(a) (b)
................... 31,190 3,021,063
Xperi, Inc.
(a)
............................. 67,456 798,005
Zuora, Inc. , Class A
(a)
...................... 94,456 1,019,180
84,623,393
a
Specialized REITs  —  1 .1%
CubeSmart ............................. 72,422 3,218,434
EPR Properties .......................... 17,947 748,570
Life Storage, Inc. ......................... 34,211 4,358,139
Outfront Media, Inc. ....................... 94,304 1,350,433
PotlatchDeltic Corp. ....................... 38,626 1,797,268
Rayonier, Inc.
(a)
.......................... 21,679 635,628
Safehold, Inc. ........................... 26,918 695,023
Uniti Group, Inc.
(a)
........................ 370,342 1,377,672
14,181,167
a
Specialty Retail  —  3 .2%
Aaron's Co., Inc. (The)
(a)
.................... 55,796 682,943
Abercrombie & Fitch Co. , Class A
(a)
............. 29,988 930,528
American Eagle Outfitters, Inc. ................ 71,658 728,762
America's Car-Mart, Inc.
(a)
................... 8,122 662,187
Arko Corp. ............................. 89,987 652,406
Asbury Automotive Group, Inc.
(a)
............... 8,008 1,674,553
AutoNation, Inc.
(a) (b)
....................... 11,835 1,549,438
Boot Barn Holdings, Inc.
(a) (b)
.................. 10,561 714,135
Chico's FAS, Inc.
(a)
........................ 141,706 643,345
Five Below, Inc.
(a)
......................... 21,690 3,741,959
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 34,516 3,151,656
Foot Locker, Inc. ......................... 41,250 1,044,450
Franchise Group, Inc. , Class A ................ 27,587 802,782
GameStop Corp. , Class A
(a) (b)
................. 90,981 2,188,093
Gap, Inc. (The)
(a)
......................... 115,910 929,598
Genesco, Inc.
(a)
.......................... 24,330 438,670
Security Shares Value
a
Specialty Retail (continued)
Group 1 Automotive, Inc.
(b)
................... 9,057 $ 2,024,330
Hibbett, Inc. ............................ 14,790 532,736
Leslie's, Inc.
(a) (b)
.......................... 88,516 839,132
Lithia Motors, Inc. ........................ 10,223 2,384,821
MarineMax, Inc.
(a) (b)
....................... 24,949 707,803
Monro, Inc.
(a)
............................ 15,851 655,756
Murphy USA, Inc.
(b)
....................... 8,448 2,335,196
National Vision Holdings, Inc.
(a)
............... 37,913 957,303
ODP Corp. (The)
(a)
........................ 17,317 693,719
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 74,667 570,456
RH
(a) (b)
................................ 2,485 608,775
Sally Beauty Holdings, Inc.
(a) (b)
................ 62,529 704,077
Signet Jewelers Ltd. ....................... 19,626 1,246,055
Valvoline, Inc. ........................... 67,009 2,579,846
Victoria's Secret & Co.
(a) (b)
................... 27,108 553,545
Wayfair, Inc. , Class A
(a) (b)
.................... 21,069 849,502
Williams-Sonoma, Inc. ..................... 32,385 3,676,021
42,454,578
a
Technology Hardware, Storage & Peripherals  —  0 .7%
Avid Technology, Inc.
(a)
..................... 33,625 807,000
IonQ, Inc.
(a)
............................. 77,033 831,186
Pure Storage, Inc. , Class A
(a)
................. 98,417 2,833,426
Super Micro Computer, Inc.
(a) (b)
................ 13,898 3,112,457
Xerox Holdings Corp. ...................... 83,705 1,177,729
8,761,798
a
Textiles, Apparel & Luxury Goods  —  1 .5%
Allbirds, Inc. , Class A
(a)
..................... 27,697 32,682
Capri Holdings Ltd.
(a) (b)
..................... 38,207 1,341,066
Carter's, Inc. ............................ 16,134 1,003,051
Columbia Sportswear Co. ................... 19,680 1,452,974
Crocs, Inc.
(a)
............................ 24,480 2,748,614
Hanesbrands, Inc.
(a)
....................... 212,168 872,011
Kontoor Brands, Inc. ....................... 23,481 919,516
Levi Strauss & Co. , Class A .................. 50,954 674,121
Movado Group, Inc. ....................... 27,883 709,622
Oxford Industries, Inc. ..................... 6,738 673,396
PVH Corp. ............................. 32,609 2,805,026
Ralph Lauren Corp. , Class A ................. 10,539 1,120,401
Steven Madden, Ltd.
(a)
..................... 42,655 1,331,263
Tapestry, Inc. ............................ 84,436 3,379,129
Under Armour, Inc. , Class A
(a)
................. 90,675 653,767
Wolverine World Wide, Inc.
(a)
................. 46,646 624,123
20,340,762
a
Trading Companies & Distributors  —  1 .8%
Air Lease Corp. , Class A .................... 32,190 1,223,864
Applied Industrial Technologies, Inc. ............ 7,999 983,557
Beacon Roofing Supply, Inc.
(a) (b)
............... 21,082 1,347,983
Boise Cascade Co. ....................... 17,678 1,269,634
Core & Main, Inc. , Class A
(a) (b)
................ 31,971 854,905
FTAI Aviation, Ltd. ........................ 23,660 663,663
GATX Corp.
(a)
........................... 10,212 1,214,309
GMS, Inc.
(a)
............................. 14,094 892,573
Herc Holdings, Inc. ........................ 10,503 1,065,214
McGrath RentCorp ........................ 12,004 1,066,075
MRC Global, Inc.
(a)
........................ 76,613 665,767
Rush Enterprises, Inc. , Class A ............... 15,394 804,644
Rush Enterprises, Inc. , Class B ............... 11,340 659,875
SiteOne Landscape Supply, Inc.
(a) (b)
............. 24,244 3,343,005
Titan Machinery, Inc.
(a)
..................... 20,192 509,848
Triton International, Ltd. , Class A .............. 23,986 1,982,203
Univar Solutions, Inc.
(a)
..................... 39,101 1,392,778
Veritiv Corp. ............................ 8,445 891,708

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
WESCO International, Inc.
(a)
................. 22,983 $ 3,157,404
23,989,009
a
Water Utilities  —  0 .3%
American States Water Co. .................. 24,655 2,189,857
California Water Service Group ............... 11,930 678,936
SJW Group ............................. 12,661 968,947
3,837,740
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 48,586 731,219
Shenandoah Telecommunications Co. ........... 35,321 670,393
Telephone and Data Systems, Inc.
(a)
............ 99,142 662,268
2,063,880
a
Total Common Stocks — 99.7%
(Cost: $ 1,433,462,596 ) ............................... 1,329,873,171
a
Preferred Stocks
Entertainment  —  0 .1%
AMC Entertainment Holdings, Inc. , Preferred Equity
Unit Series A
(a)
......................... 505,480 818,877
a
Total Preferred Stocks — 0.1%
(Cost: $ 950,872 ) ................................... 818,877
Total Long-Term Investments — 99.8%
(Cost: $ 1,434,413,468 ) ............................... 1,330,692,048
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  8 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.29%
(c) (d) (e)
...................... 112,078,626 $ 112,101,041
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.07%
(c) (d)
............................ 4,372,104 4,372,104
a
Total Short-Term Securities — 8.7%
(Cost: $ 116,438,677 ) ................................ 116,473,145
Total Investments — 108.5%
(Cost: $ 1,550,852,145 ) ............................... 1,447,165,193
Liabilities in Excess of Other Assets — ( 8 .5 ) % ............... (112,779,070)
Net Assets — 100.0% ................................. $ 1,334,386,123
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
  Shares Held
at 05/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 85,575,153  $ 26,534,116
(a)
$ —  $ 1,685  $ (9,913) $ 112,101,041  112,078,626  $ 1,357,222
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,174,100  198,004
(a)
—  —  —  4,372,104  4,372,104  108,823  2
$ 1,685  $ (9,913)
$ 116,473,145
$ 1,466,045  $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 35 06/16/23 $ 3,066 $ (1,207)
E-Mini S&P MidCap 400 Index ............................................................ 6 06/16/23 1,445 (25,226)
$ (26,433)

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,329,873,171 $ — $ — $ 1,329,873,171
Preferred Stocks ......................................... 818,877 — — 818,877
Short-Term Securities
Money Market Funds ...................................... 116,473,145 — — 116,473,145
$ 1,447,165,193 $ — $ — $ 1,447,165,193
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (26,433) $ — $ — $ (26,433)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust